FURNITURE, FIXTURES AND EQUIPMENT	12 Months Ended
Jun. 30, 2013
FURNITURE, FIXTURES AND EQUIPMENT [Abstract]
FURNITURE, FIXTURES AND EQUIPMENT

5.

FURNITURE, FIXTURES AND EQUIPMENT

Furniture, fixtures and equipment consisted of the following as of June 30, 2013 and 2012:

	Estimated	June 30,
	Useful Life	2013	2012

Equipment	3 - 5 years	$88,875	$69,538
Storage facilities	3 years	20,802	19,717
Vehicles	5 - 7 years	164,232	189,897
Furniture and fixtures	5 years	20,420	20,420
		294,329	299,572
Accumulated depreciation		(136,145)	(110,793)
		$158,184	$188,779

Depreciation expense in 2013 and 2012 was $49,269 and $51,301, respectively.